Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000149129
Shareholder Report [Line Items]
Fund Name	InfraCap REIT Preferred ETF
Class Name	InfraCap REIT Preferred ETF
Trading Symbol	PFFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 88,914,925
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$88,914,925
Total number of portfolio holdings	109
Portfolio turnover rate	5%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Real Estate	62.70%
Financials	36.50%
Money Market fund	0.80%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000193703
Shareholder Report [Line Items]
Fund Name	Virtus InfraCap U.S. Preferred Stock ETF
Class Name	Virtus InfraCap U.S. Preferred Stock ETF
Trading Symbol	PFFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$103	2.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.12%	[2]
AssetsNet	$ 1,475,262,877
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$1,475,262,877
Total number of portfolio holdings	185
Portfolio turnover rate	28%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	58.20%Footnote Reference+
Real Estate	20.70%
Industrials	6.70%
Communication Services	6.00%
Utilities	4.50%
Energy	3.30%
Materials	0.40%
Consumer Discretionary	0.20%
Information Technology	0.00%
Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000148681
Shareholder Report [Line Items]
Fund Name	Virtus LifeSci Biotech Clinical Trials ETF
Class Name	Virtus LifeSci Biotech Clinical Trials ETF
Trading Symbol	BBC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus LifeSci Biotech Clinical Trials ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Clinical Trials ETF	$33	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%	[3]
AssetsNet	$ 15,340,920
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$15,340,920
Total number of portfolio holdings	125
Portfolio turnover rate	29%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Health Care	92.40%
Money Market Fund	7.60%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000148682
Shareholder Report [Line Items]
Fund Name	Virtus LifeSci Biotech Products ETF
Class Name	Virtus LifeSci Biotech Products ETF
Trading Symbol	BBP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus LifeSci Biotech Products ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Products ETF	$38	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%	[4]
AssetsNet	$ 23,606,168
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$23,606,168
Total number of portfolio holdings	64
Portfolio turnover rate	15%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Health Care	98.30%
Money Market Fund	1.70%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000153845
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Bond ETF
Class Name	Virtus Newfleet Multi-Sector Bond ETF
Trading Symbol	NFLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[5]
AssetsNet	$ 239,573,525
Holdings Count | Holding	840
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$239,573,525
Total number of portfolio holdings	840
Portfolio turnover rate	53%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	28.35%
Foreign Bond	23.11%
Mortgage Backed Security	19.95%
Term Loan	12.71%
Asset Backed Security	10.41%
U.S. Government Securities	3.06%
Exchange Traded Fund	1.84%
Money Market Fund	0.57%
Common Stock	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000209670
Shareholder Report [Line Items]
Fund Name	Virtus Private Credit Strategy ETF
Class Name	Virtus Private Credit Strategy ETF
Trading Symbol	VPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[6]
AssetsNet	$ 54,290,967
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$54,290,967
Total number of portfolio holdings	61
Portfolio turnover rate	11%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	48.60%
Closed-End Funds	38.00%
Money Market Fund	13.40%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000209671
Shareholder Report [Line Items]
Fund Name	Virtus Real Asset Income ETF
Class Name	Virtus Real Asset Income ETF
Trading Symbol	VRAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[7]
AssetsNet	$ 13,131,301
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$13,131,301
Total number of portfolio holdings	90
Portfolio turnover rate	48%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Energy	40.20%
Real Estate	31.90%
Utilities	13.00%
Money Market Fund	5.20%
Communication Services	5.00%
Materials	3.60%
Information Technology	1.10%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000191094
Shareholder Report [Line Items]
Fund Name	Virtus WMC International Dividend ETF
Class Name	Virtus WMC International Dividend ETF
Trading Symbol	VWID
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus WMC International Dividend ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus WMC International Dividend ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 12,301,057
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$12,301,057
Total number of portfolio holdings	144
Portfolio turnover rate	22%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	29.50%
Industrials	12.50%
Consumer Discretionary	9.40%
Energy	8.10%
Communication Services	7.60%
Consumer Staples	7.20%
Real Estate	6.00%
Health Care	5.90%
Utilities	5.30%
Materials	5.20%
Information Technology	3.30%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

C000141421
Shareholder Report [Line Items]
Fund Name	InfraCap MLP ETF
Class Name	InfraCap MLP ETF
Trading Symbol	AMZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$110	2.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.12%	[9]
AssetsNet	$ 394,650,774
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2025)

Fund net assets	$394,650,774
Total number of portfolio holdings	28
Portfolio turnover rate	87%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Energy	99.50%
Money Market fund	0.30%
Utilities	0.20%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2025.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.